Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Balance at the begiinning of the year	$ 69	$ 518
Increase due to increase in holding		20
Impairment of goodwill		(481)
Effect of translation adjustments	6	12
Balance at the end of the year	$ 75	$ 69	$ 518